FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.6%
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 6.2%
AT&T Inc.	79,256	$1,661,206
BCE Inc.	28,100	1,381,205
KT Corp., ADR	109,604	1,530,072
Nippon Telegraph & Telephone Corp.	58,929	1,691,982	(a)
Orange SA	127,386	1,498,038	(a)
Verizon Communications Inc.	24,946	1,266,009

Total Diversified Telecommunication Services		9,028,512

Entertainment - 0.8%
Nintendo Co. Ltd.	2,800	1,210,139	(a)

Media - 0.5%
Eutelsat Communications SA	68,941	778,875	(a)

Wireless Telecommunication Services - 1.8%
KDDI Corp.	48,332	1,528,336	(a)
SoftBank Corp.	91,819	1,019,099	(a)

Total Wireless Telecommunication Services		2,547,435

TOTAL COMMUNICATION SERVICES		13,564,961

CONSUMER DISCRETIONARY - 5.9%
Automobiles - 1.3%
Bayerische Motoren Werke AG	11,523	887,122	(a)
Honda Motor Co. Ltd.	42,400	1,025,637	(a)

Total Automobiles		1,912,759

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	7,256	1,791,361

Household Durables - 0.9%
Newell Brands Inc.	66,582	1,267,721

Multiline Retail - 1.6%
Dollar General Corp.	4,951	1,215,173
Target Corp.	8,024	1,133,230

Total Multiline Retail		2,348,403

Specialty Retail - 0.9%
Home Depot Inc.	4,866	1,334,598

TOTAL CONSUMER DISCRETIONARY		8,654,842

CONSUMER STAPLES - 13.9%
Food & Staples Retailing - 4.3%
Koninklijke Ahold Delhaize NV	54,302	1,415,204	(a)
Kroger Co.	33,803	1,599,896
Lawson Inc.	14,145	470,312	(a)

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2022 Quarterly Report	1

FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Walgreens Boots Alliance Inc.	29,805	$1,129,609
Walmart Inc.	13,999	1,701,998

Total Food & Staples Retailing		6,317,019

Food Products - 6.0%
Flowers Foods Inc.	56,338	1,482,816
General Mills Inc.	19,950	1,505,227
Hershey Co.	4,900	1,054,284
JM Smucker Co.	10,584	1,354,858
Kellogg Co.	15,066	1,074,808
Nestle SA, Registered Shares	11,737	1,376,999	(a)
Uni-President Enterprises Corp.	419,000	944,463	(a)

Total Food Products		8,793,455

Household Products - 1.1%
Clorox Co.	4,645	654,852
Procter & Gamble Co.	6,357	914,073

Total Household Products		1,568,925

Tobacco - 2.5%
Altria Group Inc.	30,503	1,274,110
Imperial Brands PLC	44,430	993,054	(a)
KT&G Corp.	20,675	1,308,736	(a)

Total Tobacco		3,575,900

TOTAL CONSUMER STAPLES		20,255,299

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
PetroChina Co. Ltd., Class H Shares	2,134,000	1,004,446	(a)

FINANCIALS - 8.4%
Banks - 3.8%
Bank Leumi Le-Israel BM	183,731	1,644,181	(a)
Bank of Nova Scotia	24,494	1,449,622
Industrial and Commercial Bank of China Ltd., Class H Shares	2,227,174	1,323,893	(a)
Postal Savings Bank of China Co. Ltd., Class H Shares	1,429,080	1,141,436	(a)

Total Banks		5,559,132

Insurance - 4.6%
Admiral Group PLC	34,827	951,879	(a)
Allstate Corp.	13,657	1,730,752
Direct Line Insurance Group PLC	455,831	1,397,148	(a)

See Notes to Schedule of Investments.

2	Franklin Global Dividend Fund 2022 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Insurance - continued
Everest Re Group Ltd.	4,695	$1,315,914
Travelers Cos. Inc.	7,854	1,328,347

Total Insurance		6,724,040

TOTAL FINANCIALS		12,283,172

HEALTH CARE - 19.9%
Biotechnology - 3.7%
AbbVie Inc.	14,500	2,220,820
Amgen Inc.	7,554	1,837,888
Gilead Sciences Inc.	21,925	1,355,184

Total Biotechnology		5,413,892

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	11,610	1,642,583
Cardinal Health Inc.	25,010	1,307,273
CVS Health Corp.	17,797	1,649,070
UnitedHealth Group Inc.	5,308	2,726,348

Total Health Care Providers & Services		7,325,274

Pharmaceuticals - 11.2%
Bristol-Myers Squibb Co.	28,000	2,156,000
Eli Lilly & Co.	6,573	2,131,164
GSK PLC	68,591	1,474,872	(a)
Johnson & Johnson	14,357	2,548,511
Merck & Co. Inc.	24,502	2,233,847
Pfizer Inc.	43,107	2,260,100
Roche Holding AG	5,720	1,909,494	(a)
Sanofi	16,252	1,643,495	(a)

Total Pharmaceuticals		16,357,483

TOTAL HEALTH CARE		29,096,649

INDUSTRIALS - 8.6%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	2,532	1,088,659

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	8,963	1,636,106

Commercial Services & Supplies - 1.8%
Republic Services Inc.	10,207	1,335,790
Waste Management Inc.	8,779	1,343,011

Total Commercial Services & Supplies		2,678,801

Industrial Conglomerates - 1.5%
3M Co.	9,999	1,293,971
Jardine Matheson Holdings Ltd.	15,515	816,590	(a)

Total Industrial Conglomerates		2,110,561

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2022 Quarterly Report	3

FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Machinery - 1.8%
Caterpillar Inc.	7,427	$1,327,650
Cummins Inc.	6,915	1,338,260

Total Machinery		2,665,910

Road & Rail - 0.8%
Aurizon Holdings Ltd.	432,789	1,137,331	(a)

Trading Companies & Distributors - 0.8%
ITOCHU Corp.	43,870	1,186,459	(a)

TOTAL INDUSTRIALS		12,503,827

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 3.1%
Cisco Systems Inc.	36,679	1,563,993
Juniper Networks Inc.	47,651	1,358,053
Motorola Solutions Inc.	7,512	1,574,515

Total Communications Equipment		4,496,561

IT Services - 2.6%
Amdocs Ltd.	20,823	1,734,764
International Business Machines Corp.	14,084	1,988,520

Total IT Services		3,723,284

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	42,579	1,592,880
Texas Instruments Inc.	10,616	1,631,149

Total Semiconductors & Semiconductor Equipment		3,224,029

Software - 4.6%
Microsoft Corp.	21,253	5,458,408
Open Text Corp.	34,912	1,321,070

Total Software		6,779,478

Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc.	17,840	2,439,085
Asustek Computer Inc.	140,000	1,460,910	(a)
FUJIFILM Holdings Corp.	20,794	1,116,573	(a)
HP Inc.	48,639	1,594,386
Lite-On Technology Corp.	703,000	1,365,861	(a)
Samsung Electronics Co. Ltd.	15,078	660,487	(a)

Total Technology Hardware, Storage & Peripherals		8,637,302

TOTAL INFORMATION TECHNOLOGY		26,860,654

MATERIALS - 2.9%
Containers & Packaging - 1.0%
International Paper Co.	34,144	1,428,244

See Notes to Schedule of Investments.

4	Franklin Global Dividend Fund 2022 Quarterly Report

FRANKLIN GLOBAL DIVIDEND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Metals & Mining - 1.9%
Newmont Corp.	24,071	$1,436,316
Rio Tinto Ltd.	18,250	1,307,379	(a)

Total Metals & Mining		2,743,695

TOTAL MATERIALS		4,171,939

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
Daito Trust Construction Co. Ltd.	12,388	1,068,308	(a)
Vonovia SE	17,413	536,623	(a)

TOTAL REAL ESTATE		1,604,931

UTILITIES - 5.5%
Electric Utilities - 2.9%
CLP Holdings Ltd.	153,551	1,274,760	(a)
Pinnacle West Capital Corp.	9,921	725,424
Red Electrica Corp. SA	80,841	1,530,572	(a)
Southern Co.	9,962	710,390

Total Electric Utilities		4,241,146

Gas Utilities - 1.0%
Enagas SA	63,285	1,397,875	(a)

Multi-Utilities - 1.6%
Atco Ltd., Class I Shares	30,744	1,053,302
Canadian Utilities Ltd., Class A Shares	43,488	1,297,005

Total Multi-Utilities		2,350,307

TOTAL UTILITIES		7,989,328

TOTAL COMMON STOCKS (Cost - $122,720,989)		137,990,048

INVESTMENTS IN UNDERLYING FUNDS - 4.0%
iShares MSCI ACWI ETF (Cost - $5,833,942)	69,000	5,788,410

Total Investments before Short-Term Investments (Cost - $128,554,931)		143,778,458

	Rate
SHORT-TERM INVESTMENTS - 4.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $7,198,645)	1.322%	7,198,645	7,198,645

TOTAL INVESTMENTS - 103.5% (Cost - $135,753,576)			150,977,103

Liabilities in Excess of Other Assets - (3.5)%			(5,172,168)

TOTAL NET ASSETS - 100.0%			$145,804,935

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Schedule of Investments.

Franklin Global Dividend Fund 2022 Quarterly Report	5

FRANKLIN GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Franklin Global Dividend Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

7

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$5,838,492	$7,726,469	—	$13,564,961
Consumer Discretionary	6,742,083	1,912,759	—	8,654,842
Consumer Staples	13,746,531	6,508,768	—	20,255,299
Financials	5,824,635	6,458,537	—	12,283,172
Health Care	24,068,788	5,027,861	—	29,096,649
Industrials	9,363,447	3,140,380	—	12,503,827
Information Technology	22,256,823	4,603,831	—	26,860,654
Materials	2,864,560	1,307,379	—	4,171,939
Utilities	3,786,121	4,203,207	—	7,989,328
Other Common Stocks	—	2,609,377	—	2,609,377
Investments in Underlying Funds	5,788,410	—	—	5,788,410

Total Long-Term Investments	100,279,890	43,498,568	—	143,778,458

Short-Term Investments†	7,198,645	—	—	7,198,645

Total Investments	$107,478,535	$43,498,568	—	$150,977,103

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

9